Derivative financial instrument liabilities (Details 2) - Derivative Warrant Liabilities [Member] - $ / shares	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Share price	$ 0.39	$ 0.39
Dividend yield	0.00%	0.00%
Expected volatility		52.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.82%	4.43%
Expected volatility	47.00%
Remaining term (in years)	1 year 6 months	2 years 6 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	4.13%	4.66%
Expected volatility	49.00%
Remaining term (in years)	2 years 4 months 24 days	3 years 4 months 24 days